ACQUISITION OF MEC TRANSFERRED ASSETS (Details) (MEC Transferred Assets)					1 Months Ended
	Apr. 30, 2010 USD ($)	Oct. 31, 2010 Consideration Adjustment CAD	Sep. 30, 2010 Consideration Adjustment CAD	Apr. 30, 2010 Consideration Adjustment CAD	Apr. 30, 2010 As Previously Reported USD ($)
ACQUISITION OF MEC TRANSFERRED ASSETS
Estimated fair value of transferred assets					$ 346,400,000
Cash acquired					40,000,000
Cash payment to unsecured creditors	90,500,000				89,000,000
Cash paid as a reimbursement for certain expenses incurred in connection with the action commenced by the Creditors' Committee					1,500,000
Purchase price consideration				20,439,000	396,900,000
Purchase price consideration adjustment
Directors' and officers' insurance proceeds		2,500,000	5,900,000	8,443,000
Bankruptcy claims				11,169,000
Proceeds from the sale of Lone Star LP				(578,000)
Changes in fair value of net assets retained under the Plan				1,405,000
Purchase price consideration adjustment				20,439,000